Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-Based Compensation [Abstract]
Share-Based Compensation	14. Share-Based Compensation There has been no material change in the assumptions used to compute the fair value of our equity awards, nor in the method used to account for share-based compensation from those stated in our 2020 Annual Report. For the three and nine months ended September 30, 2021, we recognized share-based compensation expense of approximately $0.75 million and $2.57 million, respectively. Share-based compensation is included in selling, general and administrative expenses in the accompanying condensed, consolidated statements of comprehensive loss. As of September 30, 2021, there was $3.7 million of total unrecognized compensation cost related to all non-vested share-based compensation awards. The cost is expected to be recognized over a weighted-average remaining life of approximately 1.25 years. During the nine months ended September 30, 2021, our board of directors (“Board”) amended our 2019 Long-Term Incentive Plan (“the 2019 Plan”) to increase the number of shares of common stock reserved for issuance under the 2019 Plan from 12 million to 27 million shares. The Board also approved awards under the 2019 Plan of 11.9 million nonqualified stock options to executives and other key employees and an aggregate of 1.1 million nonqualified stock options to non-employee directors. The options are exercisable at $0.54 per share, vest in eight equal quarterly installments commencing March 31, 2021, and expire on January 11, 2026. Non-Employee CompensationOn March 9, 2021, we granted approximately 32,000 shares under our 2019 Plan to a consultant for business communications services over a 1-year term valued at approximately $0.05 million. On August 10, 2021, we granted 150,000 shares under our 2019 Plan to a consultant for services over a 1-year term valued at approximately $0.2 million. The value of the shares issued will be recognized as consulting expense over the terms of the agreements.	14. SHARE-BASED COMPENSATION The following table presents share-based compensation expense included in our consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2019, respectively (in thousands): 2020 2019Research and development expense$ - $ 5 Selling, general, and administrative expense 1,244 584 Total share-based compensation expense$ 1,244 $ 589 We did not capitalize any expense related to share-based payments. As of December 31, 2020, there was $0.36 million of total unrecognized compensation cost related to all non-vested share-based compensation awards. That cost is expected to be recognized over a weighted-average period of approximately 0.5 years. Stock Incentive Plans2019 Long-Term Incentive Equity PlanWe adopted a long-term incentive equity plan in August 2019 that provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 12.0 million shares of common stock (the “2019 Plan”). The 2019 Plan provides for benefits in the form of nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2019 Plan become available for reissuance. The plan provides that non-employee directors may not be granted awards that exceed the lesser of 1.0 million shares or $175,000 in value, calculated based on grant-date fair value. At December 31, 2020, 155,000 shares of common stock were available for future grants under the 2019 Plan. The 2019 Plan was amended in January 2021 (see Note 17). 2011 Long-Term Incentive Equity PlanWe adopted a long-term incentive equity plan in September 2011 that, as amended in 2014, 2016 and 2017, provides for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 3.0 million shares of common stock (the “2011 Plan”). The 2011 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2011 Plan become available for reissuance. The plan provides that no participant may be granted awards in excess of 150,000 shares in any calendar year. At December 31, 2020, 25,627 shares of common stock were available for future grants under the 2011 Plan. 2008 Equity Incentive PlanWe adopted an equity incentive plan in August 2008 (the “2008 Plan”). The 2008 Plan provides for the grant of stock-based awards to employees (excluding named executives), directors and consultants, not to exceed 50,000 shares of common stock. The 2008 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards. Forfeited and expired options under the 2008 Plan become available for reissuance. The plan provides that no participant may be granted awards in excess of 5,000 shares in any calendar year. At December 31, 2020, 20,473 shares of common stock were available for future grants under the 2008 Plan. Restricted Stock AwardsRSAs are issued as executive and employee incentive compensation and as payment for services to others. The value of the award is based on the closing price of our common stock on the date of grant. RSAs are generally immediately vested. Restricted Stock UnitsRSUs are issued as incentive compensation to executives, employees, and non-employee directors. Each RSU represents a right to one share of our common stock, upon vesting. The RSUs are not entitled to voting rights or dividends, if any, until vested. RSUs generally vest over a one to three year period for employee awards and a one year period for non-employee director awards. The fair value of RSUs is generally based on the closing price of our common stock on the date of grant and is amortized to share-based compensation expense over the estimated life of the award, generally the vesting period. RSAs and RSUs The following table presents a summary of RSA and RSU activity under the 2000, 2008, 2011, and 2019 Plans (collectively, the “Stock Plans”) as of December 31, 2020 (shares in thousands): Non-vested Shares Shares Weighted-AverageGrant Date Fair ValueNon-vested at beginning of year - $ -Granted 1,016 0.31 Vested (829) 0.31 Forfeited - -Non-vested at end of year 187 $ 0.33 The total fair value of RSAs and RSUs vested under the Stock Plans for the year ended December 31, 2020 was approximately $0.3 million. Stock OptionsStock options are issued as incentive compensation to executives, employees and non-employee directors. Stock options are generally granted with exercise prices at or above fair market value of the underlying shares at the date of grant. The fair value of options granted is estimated using the Black-Scholes option pricing model. Generally, fair value is determined as of the grant date. Options for employees, including executives and non-employee directors, are generally granted under the Stock Plans. The following table presents a summary of option activity under the Stock Plans for the year ended December 31, 2020 (shares in thousands): Shares Weighted-AverageExercise Price Weighted-AverageRemainingContractual Term AggregateIntrinsicValue ($)Outstanding at beginning of year 11,410 $ 0.33 Granted 843 0.31 Exercised - - Forfeited/Expired (13) 38.86 Outstanding at end of year 12,240 0.28 5.5 years $ 3,401Vested at end of year 9,490 $ 0.31 5.5 years $ 2,578 The weighted average per share fair value of options granted during the years ended December 31, 2020 and 2019 was $0.27 and $0.14, respectively. The total fair value of option shares vested was $0.9 million and $0.5 million for the year ended December 31, 2020 and 2019, respectively. The fair value of option grants under the Stock Plans for the years ended December 31, 2020 and 2019, respectively, was estimated using the Black-Scholes option-pricing model with the following assumptions: Year ended December 31, 2020 2019Expected option term 15 years 5 yearsExpected volatility factor 2127.4% to 135.3% 119.1%Risk-free interest rate 30.33% to 1.63% 1.6%Expected annual dividend yield0% 0% 1 The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding. For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes. 2 The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.3 The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date. Options by Price RangeThe options outstanding at December 31, 2020 under all plans have exercise price ranges, weighted average contractual lives, and weighted average exercise prices as follows (weighted average lives in years and shares in thousands): Options Outstanding Options VestedRange of Exercise Prices Number Outstanding at December 31, 2020 Wtd. Avg. Exercise Price Wtd. Avg. Remaining Contractual Life Number Exercisable at December 31, 2020 Wtd. Avg. Exercise Price Wtd. Avg. Remaining Contractual Life$0.171 - $0.33 11,318 $ 0.18 5.6 8,624 $ 0.18 5.6$0.50 - $0.60 513 0.59 5.0 457 0.60 4.8$1.98 - $2.13 381 2.02 3.4 381 2.02 3.4$13.80 28 13.80 0.5 28 13.80 0.5 12,240 $ 0.28 5.5 9,490 $ 0.31 5.5 Upon exercise of options under all plans, we issue new shares of our common stock. For shares issued upon exercise of equity awards granted under the Stock Plans, the shares of common stock are registered. For shares issued upon exercise of non-plan awards, the shares are not registered unless they have been subsequently registered by us on a registration statement. We had no option exercises for the years ended December 31, 2020 or 2019.